LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2019
LONG TERM BANK LOANS
LONG TERM BANK LOANS

lNOTE 14 – LONG TERM BANK LOANS

		Interest
		Rate	December 31,
	Bank Name	per Annum	$2019	$2018
Due on August 28, 2022,	Anhui Commercial Bank ("ACB") Hui Tong Branch	8.80%	$6,097,453	$—
Due on August 30, 2019, collateral by the Company's LUR,subsequently repaid on due date	ACB Hui Tong ranch	8.00%		7,269,027
Less: current portion			—	7,269,027
Long term bank loans, net			$6,097,453	$—

All long-term bank loans are obtained from local banks in China and are repayable over one year. All long-term bank loans are secured by a portion of our property, plant and equipment and land use rights, or guaranteed by related parties. None of our long-term bank loans have financial covenants. However, each loan contains a covenant restricting our use of funds to purchases raw materials or for working capital purposes.

Interest expense, included in the financial expenses in the statement of operations, was $580,497,  $612,622 and $600,663 for the years ended December 31, 2019, 2018 and 2017, respectively.